Future Minimum Lease Payments Receivable under Direct Financing and Sales-type Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
2019	$ 49,055
2020	36,715
2021	42,291
2022	18,687
2023 and thereafter	49,293
Total future minimum lease payments	$ 196,041	$ 204,451